THE BLACKROCK STRATEGIC MUNICIPAL
TRUST (the "Fund")

File No. 811-09401

Item G.1.b.ii: Instruments defining the rights of the holders of any new or amended class of securities

A copy of the Fund's Amendment to Statement of Preferences of Variable Rate Muni Term Preferred
Shares ("VMTP Preferred Shares") dated December
15, 2011 (the "Statement of Preferences") is attached under Item G.1.b.i.